Consolidated Statements of Comprehensive Income (Unaudited) (Parantheticals) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Comprehensive Income [Abstract]
Unrealized gain (loss) on available-for-sale securities, taxes	$ 50	$ 24	$ 93	$ 29
MGE [Member]
Comprehensive Income [Abstract]
Unrealized gain (loss) on available-for-sale securities, taxes	$ 1	$ (5)	$ 19	$ (15)